Net fees and commission income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Summary of Net fees and commission income
Net fees and commission income for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Fees and commission income:
Credit placement fees	~~W~~	94,836	71,480	68,002
Commission received as electronic charge receipt		143,449	148,626	147,727
Brokerage fees		546,236	577,238	341,634
Commission received as agency		145,162	146,662	136,114
Investment banking fees		161,439	188,644	232,512
Commission received in foreign exchange activities		239,467	271,808	295,161
Trust management fees		255,043	310,376	308,353
Credit card fees		1,170,078	1,175,084	1,202,129
Operating lease fees (*)		245,173	365,447	478,374
Others		813,591	884,520	900,570

		3,814,474	4,139,885	4,110,576

Fees and commission expense:
Credit-related fee		(46,456)	(38,668)	(37,331)
Credit card fees		(849,256)	(836,990)	(895,787)
Others		(535,829)	(589,230)	(651,892)

		(1,431,541)	(1,464,888)	(1,585,010)

Net fees and commission income	~~W~~	2,382,933	2,674,997	2,525,566

(*)	Among operating lease fees recognized for the years ended December 31, 2020, 2021 and 2022, there is no variable lease fee income which does not vary by index or rate.